Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Finance Leases [Table Text Block]

Commitments
Year	June 30, 2020
Remainder of 2020	28,449
2021	56,222
2022	56,213
2023	56,204
2024	56,348
Thereafter	320,481

Obligations Related to Finance Leases [Table Text Block]

	As at	As at
	June 30, 2020	December 31, 2019
	$	$
Total obligations related to finance leases	402,519	414,788
Less: current portion	(26,281)	(25,357)
Long-term obligations related to finance leases	376,238	389,431